Property and Equipment, Net - Components of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 424,685	$ 252,018
Less accumulated depreciation	(152,572)	(24,457)
Property and equipment, net	272,113	227,561
ADOMANI, INC. [Member]
Property and equipment, gross		247,032	$ 212,887
Less accumulated depreciation		(145,369)	(101,044)
Property and equipment, net		101,663	111,843
Furniture and Fixtures [Member]
Property and equipment, gross	41,799
Furniture and Fixtures [Member] | ADOMANI, INC. [Member]
Property and equipment, gross		41,799	41,799
Leasehold Improvements [Member]
Property and equipment, gross	28,112	30,166
Leasehold Improvements [Member] | ADOMANI, INC. [Member]
Property and equipment, gross		35,042	23,338
Machinery and Equipment [Member]
Property and equipment, gross	86,266	92,853
Machinery and Equipment [Member] | ADOMANI, INC. [Member]
Property and equipment, gross		22,440	0
Computers [Member] | ADOMANI, INC. [Member]
Property and equipment, gross		59,668	59,667
Vehicles [Member]
Property and equipment, gross	252,724	128,999
Vehicles [Member] | ADOMANI, INC. [Member]
Property and equipment, gross		72,299	72,299
Test/Demo Vehicles [Member]
Property and equipment, gross	$ 15,784
Test/Demo Vehicles [Member] | ADOMANI, INC. [Member]
Property and equipment, gross		$ 15,784	$ 15,784